Earnings and Loss per Share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings and Loss per Share

16. Earnings and Loss per Share

The Group reported basic and diluted loss per share during the three and six months ended June 30, 2026 and 2025. Basic earnings and loss per share are calculated by dividing the net profit or loss by the weighted-average number of ordinary shares outstanding for the reporting period.

Diluted earnings and loss per share for the three and six months ended June 30, 2026 are calculated by adjusting the weighted-average number of ordinary shares outstanding for any dilutive effects resulting from equity awards granted to the Board and employees of the Group, as well as from publicly traded Immatics Warrants. The Group’s equity awards for which the exercise price exceeds the Group’s weighted average share price for the three and six months ended June 30, 2026, are excluded from the calculation of diluted weighted average number of ordinary shares.

The Group was loss-making during the three and six months ended June 30, 2026 and June 30, 2025, respectively, therefore all instruments under the 2020, 2022, 2024 and 2025 Equity Plan are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares outstanding.

The 7,187,500 Immatics Warrants issued in 2020 expired on July 1, 2025.

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	(Euros in thousands, except share and per share data)		(Euros in thousands, except share and per share data)
Numerator:
Net loss	(62,492)	(70,348)	(120,306)	(110,204)
Adjustments of loss	—	—	—	—
Net loss available to common shareholders	(62,492)	(70,348)	(120,306)	(110,204)

Denominator:
Weighted average shares outstanding - Basic	136,680,065	121,552,940	135,673,812	121,551,570
Effect of potentially dilutive warrants / shares option	—	—	—	—
Weighted average shares outstanding - Diluted	136,680,065	121,552,940	135,673,812	121,551,570

Loss per share - Basic	(0.46)	(0.58)	(0.89)	(0.91)
Loss per share - Diluted	(0.46)	(0.58)	(0.89)	(0.91)